UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Roitman
Title:     Chief Operating Officer
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     Daniel Roitman     New York, New York     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $1,947,839 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           DME Advisors, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106   279517  4891800 SH       SOLE                  4891800
AMERIPRISE FINL INC            COM              03076C106    21153   370200 SH       SOLE    1              370200
CF INDS HLDGS INC              COM              125269100    87024  2257421 SH       SOLE                  2257421
CF INDS HLDGS INC              COM              125269100     6692   173600 SH       SOLE    1              173600
EMPLOYERS HOLDINGS INC         COM              292218104    48869  2441000 SH       SOLE                  2441000
EMPLOYERS HOLDINGS INC         COM              292218104     3684   184000 SH       SOLE    1              184000
FIELDSTONE INVT CORP           COM              31659U300     3673  1196467 SH       SOLE                  1196467
FIELDSTONE INVT CORP           COM              31659U300      671   218600 SH       SOLE    1              218600
FIRST DATA CORP                COM              319963104    18564   690100 SH       SOLE                   690100
FIRST DATA CORP                COM              319963104     1342    49900 SH       SOLE    1               49900
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    38698  1511647 SH       SOLE                  1511647
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     2929   114398 SH       SOLE    1              114398
GENWORTH FINL INC              COM CL A         37247D106    83688  2395200 SH       SOLE                  2395200
GENWORTH FINL INC              COM CL A         37247D106     6349   181700 SH       SOLE    1              181700
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107   242338  6498744 SH       SOLE                  6498744
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    19176   514247 SH       SOLE    1              514247
HEWITT ASSOCS INC              COM              42822Q100    43482  1487598 SH       SOLE                  1487598
HEWITT ASSOCS INC              COM              42822Q100     3286   112402 SH       SOLE    1              112402
INTERNATIONAL COAL GRP INC N   COM              45928H106    14009  2668361 SH       SOLE                  2668361
M D C HLDGS INC                COM              552676108   197299  4104400 SH       SOLE                  4104400
M D C HLDGS INC                COM              552676108    15652   325600 SH       SOLE    1              325600
MERCER INTL INC                COM              588056101     5477   457945 SH       SOLE                   457945
MERCER INTL INC                NOTE 8.500%10/1  588056AG6    25769 15500000 PRN      SOLE                 15500000
MI DEVS INC                    CL A SUB VTG     55304X104   176855  4730000 SH       SOLE                  4730000
MICROSOFT CORP                 CALL             594918904    33706  1209400 SH  CALL SOLE                  1209400
MICROSOFT CORP                 CALL             594918904     2386    85600 SH  CALL SOLE    1               85600
MICROSOFT CORP                 COM              594918104   231644  8311600 SH       SOLE                  8311600
MICROSOFT CORP                 COM              594918104    16399   588400 SH       SOLE    1              588400
SAIC INC                       COM              78390X101    46503  2684911 SH       SOLE                  2684911
SAIC INC                       COM              78390X101     4037   233089 SH       SOLE    1              233089
SCOTTISH RE GROUP LIMITED      SHS              G73537410    11211  2788900 SH       SOLE                  2788900
SCOTTISH RE GROUP LIMITED      SHS              G73537410      849   211100 SH       SOLE    1              211100
TERNIUM SA                     SPON ADR         880890108    13193   472200 SH       SOLE                   472200
TERNIUM SA                     SPON ADR         880890108      916    32800 SH       SOLE    1               32800
WALTER INDS INC                COM              93317Q105    43587  1761100 SH       SOLE                  1761100
WALTER INDS INC                COM              93317Q105     3438   138900 SH       SOLE    1              138900
WASHINGTON GROUP INTL INC      COM NEW          938862208   180265  2714012 SH       SOLE                  2714012
WASHINGTON GROUP INTL INC      COM NEW          938862208    13509   203388 SH       SOLE    1              203388